Fair Value Measurements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Impaired Loans Receivable [Member]	Dec. 31, 2013 Other Real Estate Owned [Member]	Dec. 31, 2013 Minimum [Member] Impaired Loans Receivable [Member]	Dec. 31, 2013 Maximum [Member] Impaired Loans Receivable [Member]	Dec. 16, 2011 The Home Savings And Loan [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired Financing Receivable, Related Allowance	$ 437	$ 536
Other real estate owned, gross	975	1,328
Other real estate owned	876	1,295
Real Estate Owned, Valuation Allowance	99	33
Write-downs of other real estate owned	85	28
Loans							21,503
Deposits assumed							$ 111,075
Fair Value Inputs, Discount Rate					10.00%	55.00%
Fair Value Inputs, Discount for Estimated Selling Costs			10.00%	10.00%
Fair Value Inputs, Other Discounts					5.00%	11.00%